Mining Interests Investments in Associates and Joint Venture - Disclosure of Carrying Amount of Investments in Associates and Joint Venture (Parenthetical) (Detail) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2012	Jun. 30, 2009	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates and joint ventures [line items]
Share of net earnings (loss) of associates and joint venture			$ 53	$ 144
Share of net earnings (loss) related to associates and joint venture			83	189
Interest receivable			9	4
Provision			619	610
Pueblo Viejo Dominicana Corporation [member]
Disclosure of associates and joint ventures [line items]
Share of net earnings (loss) of associates and joint venture			55	142
Share of net earnings (loss) related to associates and joint venture			55	142
Shareholder loan with associate		$ 400
Carrying amount of shareholder loan to associate			$ 482	506
Shareholder loan agreement term		15 years
Additional funding provided via additional shareholder loan with associate	$ 300
Additional funding term	15 years
Interest rate on shareholder loan with associate			95% of LIBOR plus 2.95%
Interest receivable			$ 9	4
Minera Alumbrera Limited [member]
Disclosure of associates and joint ventures [line items]
Provision to fund reclamation costs			30	45
Provision			0	30
Leagold [member]
Disclosure of associates and joint ventures [line items]
Recognized gain on investments			13
NuevaUnion SpA [member]
Disclosure of associates and joint ventures [line items]
Share of net earnings (loss) of associates and joint venture			(2)	2
Share of net earnings (loss) related to associates and joint venture			(2)	2
Cash and cash equivalents			9	15
Current financial liabilities			28	21
Capital and operating commitments			$ 80	$ 92